Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.20%
Aerospace & Defense–2.40%
Howmet Aerospace, Inc.	613,989	$22,797,411
Raytheon Technologies Corp.	479,970	44,738,004
		67,535,415
Agricultural & Farm Machinery–1.51%
Deere & Co.	123,749	42,468,182
Air Freight & Logistics–1.48%
United Parcel Service, Inc., Class B	213,963	41,699,249
Apparel Retail–0.57%
Ross Stores, Inc.	197,457	16,045,356
Apparel, Accessories & Luxury Goods–0.78%
LVMH Moet Hennessy Louis Vuitton SE (France)	31,568	21,958,916
Asset Management & Custody Banks–1.02%
BlackRock, Inc.	43,152	28,876,455
Building Products–1.08%
Carrier Global Corp.	750,506	30,418,008
Cable & Satellite–1.14%
Comcast Corp., Class A	854,936	32,077,199
Communications Equipment–1.02%
Motorola Solutions, Inc.	120,775	28,815,707
Construction Materials–0.77%
Vulcan Materials Co.	131,517	21,743,706
Consumer Finance–0.99%
American Express Co.	180,663	27,825,715
Data Processing & Outsourced Services–2.28%
Visa, Inc., Class A(b)	302,752	64,216,727
Diversified Banks–2.39%
JPMorgan Chase & Co.	584,160	67,388,698
Electric Utilities–2.31%
American Electric Power Co., Inc.	323,015	31,836,358
NextEra Energy, Inc.(b)	393,243	33,225,101
		65,061,459
Electronic Manufacturing Services–1.11%
TE Connectivity Ltd. (Switzerland)	233,801	31,266,208
Environmental & Facilities Services–1.34%
Republic Services, Inc.	271,544	37,652,291
Fertilizers & Agricultural Chemicals–1.03%
Mosaic Co. (The)	549,266	28,924,348
Financial Exchanges & Data–3.34%
CME Group, Inc., Class A	110,958	22,133,902
Intercontinental Exchange, Inc.	313,682	31,992,427
S&P Global, Inc.	106,249	40,048,436
		94,174,765
Shares		Value
Footwear–1.07%
NIKE, Inc., Class B	263,597	$30,292,567
Gas Utilities–0.74%
Atmos Energy Corp.(b)	171,795	20,854,195
General Merchandise Stores–1.22%
Dollar General Corp.	138,877	34,501,213
Health Care Equipment–1.13%
Stryker Corp.	147,969	31,776,343
Health Care Supplies–0.70%
Cooper Cos., Inc. (The)	60,476	19,775,652
Home Improvement Retail–1.90%
Home Depot, Inc. (The)	177,762	53,495,696
Homebuilding–0.77%
D.R. Horton, Inc.	278,466	21,728,702
Hotels, Resorts & Cruise Lines–0.88%
Wyndham Hotels & Resorts, Inc.	357,553	24,817,754
Household Products–1.86%
Procter & Gamble Co. (The)	377,642	52,458,250
Industrial Conglomerates–1.27%
Honeywell International, Inc.	185,611	35,722,693
Industrial Machinery–0.96%
Otis Worldwide Corp.	345,553	27,011,878
Industrial REITs–1.48%
Prologis, Inc.	314,692	41,715,572
Insurance Brokers–1.80%
Marsh & McLennan Cos., Inc.	309,014	50,665,935
Integrated Oil & Gas–2.31%
Chevron Corp.	397,240	65,059,967
Integrated Telecommunication Services–1.23%
Verizon Communications, Inc.	749,221	34,606,518
Interactive Home Entertainment–1.43%
Electronic Arts, Inc.	306,715	40,250,209
Investment Banking & Brokerage–1.20%
Charles Schwab Corp. (The)	489,049	33,768,833
IT Consulting & Other Services–1.44%
Accenture PLC, Class A	132,551	40,595,069
Life Sciences Tools & Services–2.13%
Danaher Corp.	205,532	59,906,412
Managed Health Care–4.15%
Elevance Health, Inc.	80,118	38,224,298
UnitedHealth Group, Inc.	145,001	78,639,842
		116,864,140

See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Marine–0.32%
ZIM Integrated Shipping Services Ltd. (Israel)(b)	180,845	$9,009,698
Metal & Glass Containers–0.92%
Crown Holdings, Inc.	255,731	26,002,728
Office REITs–0.77%
Alexandria Real Estate Equities, Inc.	131,089	21,731,934
Oil & Gas Exploration & Production–1.53%
APA Corp.	317,698	11,808,835
Chesapeake Energy Corp.(b)	332,660	31,326,592
		43,135,427
Oil & Gas Storage & Transportation–0.65%
Cheniere Energy, Inc.	122,028	18,252,948
Packaged Foods & Meats–1.05%
Mondelez International, Inc., Class A	463,867	29,706,043
Pharmaceuticals–6.56%
AstraZeneca PLC, ADR (United Kingdom)(b)	465,413	30,824,303
Eli Lilly and Co.	177,760	58,605,695
Johnson & Johnson	327,683	57,187,237
Zoetis, Inc.	210,317	38,393,368
		185,010,603
Property & Casualty Insurance–1.15%
Allstate Corp. (The)	277,312	32,437,185
Railroads–1.52%
Union Pacific Corp.	188,466	42,838,322
Restaurants–2.69%
McDonald’s Corp.	167,545	44,126,327
Starbucks Corp.	374,852	31,779,952
		75,906,279
Semiconductor Equipment–1.95%
Applied Materials, Inc.	214,266	22,707,911
ASML Holding N.V., New York Shares (Netherlands)	55,980	32,157,151
		54,865,062
Semiconductors–3.85%
Broadcom, Inc.	50,698	27,147,765
NVIDIA Corp.	298,092	54,142,450
Texas Instruments, Inc.	151,932	27,179,115
		108,469,330
Shares		Value
Soft Drinks–3.24%
Coca-Cola Co. (The)	627,988	$40,297,990
PepsiCo, Inc.	291,153	50,940,129
		91,238,119
Specialized REITs–1.64%
American Tower Corp.	170,292	46,120,182
Specialty Chemicals–0.39%
PPG Industries, Inc.	86,250	11,151,263
Systems Software–7.01%
Microsoft Corp.	703,601	197,528,945
Technology Hardware, Storage & Peripherals–7.73%
Apple, Inc.	1,339,674	217,710,422
Total Common Stocks & Other Equity Interests (Cost $1,832,560,562)		2,795,130,492
Money Market Funds–0.30%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)	2,868,433	2,868,433
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(c)(d)	2,342,493	2,342,493
Invesco Treasury Portfolio, Institutional Class, 1.66%(c)(d)	3,278,209	3,278,209
Total Money Market Funds (Cost $8,488,611)		8,489,135
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.50% (Cost $1,841,049,173)		2,803,619,627
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.00%
Invesco Private Government Fund, 1.77%(c)(d)(e)	31,556,249	31,556,249
Invesco Private Prime Fund, 1.89%(c)(d)(e)	81,144,641	81,144,641
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $112,700,691)		112,700,890
TOTAL INVESTMENTS IN SECURITIES–103.50% (Cost $1,953,749,864)		2,916,320,517
OTHER ASSETS LESS LIABILITIES—(3.50)%		(98,641,801)
NET ASSETS–100.00%		$2,817,678,716
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,150,599	$88,355,380	$(90,637,546)	$-	$-	$2,868,433	$6,701
Invesco Liquid Assets Portfolio, Institutional Class	3,973,053	63,110,985	(64,741,104)	524	(965)	2,342,493	10,522
Invesco Treasury Portfolio, Institutional Class	5,886,399	100,977,577	(103,585,767)	-	-	3,278,209	13,774
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	424,109,309	(392,553,060)	-	-	31,556,249	110,685*
Invesco Private Prime Fund	-	945,000,569	(863,827,414)	199	(28,713)	81,144,641	314,680*
Total	$15,010,051	$1,621,553,820	$(1,515,344,891)	$723	$(29,678)	$121,190,025	$456,362

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,773,171,576	$21,958,916	$—	$2,795,130,492
Money Market Funds	8,489,135	112,700,890	—	121,190,025
Total Investments	$2,781,660,711	$134,659,806	$—	$2,916,320,517
Invesco Rising Dividends Fund